HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922
January 31, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Hillman Value Fund, a series of the Hillman Capital Management Investment Trust - File Nos. 333-44568 and 811-10085
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Hillman Value Fund do not differ from those contained in Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on January 28, 2020.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop